Discontinued operations (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Net cash flows used in investing activities from discontinued operations	$ (127)	$ (1,159)	$ (1,001)
Net cash flows used in/from financing activities from discontinued operations	(50)	3,257	(167)
Transaction cost payments	(147)	56	67
Discontinued operations
Statement [line items]
Payments attributable to the spin-off of the Alcon business	(39)	(29)
Divested cash and cash equivalents		(628)
Cash flows attributable to divested business	(39)	(657)
Other cash flows used in investing activities, net	$ (88)	(502)	(1,001)
Cash inflow from borrowings		3,492	0
Transaction cost payments		$ 212	$ 57